CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2012 Corporate Bond ETF
Guggenheim BulletShares 2013 Corporate Bond ETF
Guggenheim BulletShares 2014 Corporate Bond ETF
Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Guggenheim Spin-Off ETF
Guggenheim Multi-Asset Income ETF
Guggenheim Mid-Cap Core ETF
Guggenheim Defensive Equity ETF
Guggenheim BRIC ETF
Guggenheim Enhanced Core Bond ETF
Guggenheim Enhanced Short Duration Bond ETF
Guggenheim Insider ETF
Guggenheim Ocean Tomo Patent ETF
Guggenheim Ocean Tomo Growth Index ETF
Guggenheim Raymond James SB-1 Equity ETF
Wilshire 5000 Total Market ETF
Wilshire Micro-Cap ETF
Wilshire US REIT ETF
Wilshire 4500 Completion ETF
Guggenheim Sector Rotation ETF
Guggenheim S&P Global Dividend Opportunities Index ETF
Guggenheim International Small Cap LDRs ETF

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
Guggenheim ABC High Dividend ETF
Guggenheim S&P Global Water Index ETF
Guggenheim China Technology ETF
Guggenheim Timber ETF
Guggenheim EW Euro-Pacific LDRs ETF
Guggenheim Canadian Energy Income ETF
Guggenheim Airline ETF
Guggenheim Frontier Markets ETF
Guggenheim China Small Cap Index ETF
Guggenheim International Multi-Asset Income ETF
Guggenheim Yuan Bond ETF
Guggenheim Shipping ETF
Guggenheim Solar ETF
Guggenheim China Real Estate ETF
Guggenheim China All-Cap ETF

Supplement to the currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information for each of the above listed Funds:

Effective January 17, 2012, Chuck Craig will no longer serve as a portfolio manager for the above listed Funds.  Accordingly, all references to Chuck Craig are hereby deleted.

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Claymore Exchange-Traded Fund Trust 2
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

January 13, 2012

ETF-PRO-SUP-ALL0112